Intangible Assets	12 Months Ended
Dec. 31, 2024
Intangible Assets [Abstract]
Intangible Assets	12 Intangible Assets

	Customer Relationships[1]		Brands		Software		Total
	$m		$m		$m		$m
Cost
At 1 January 2023	17.5		0.3		26.3		44.1
Additions on acquisitions	32.1		1.8		0.2		34.1
Additions	—		—		3.1		3.1
Disposals	—		—		(0.1)		(0.1)
At 31 December 2023	49.6		2.1		29.5		81.2
Additions on acquisitions	3.1		0.3		—		3.4
Additions	—		—		8.2		8.2
Disposals	(0.3)		—		—		(0.3)
At 31 December 2024	52.4		2.4		37.7		92.5

Impairment provisions and amortisation
At 1 January 2023	3.3		0.1		15.1		18.5
Charge for the year	2.1		—		4.6		6.7
Disposals	—		—		—		—
At 31 December 2023	5.4	5.4	0.1	0.1	19.7	19.7	25.2
Charge for the year	5.2		0.3		5.3		10.8
Disposals	—		—		—		—
At 31 December 2024	10.6		0.4		25.0		36.0

Net book value
At 31 December 2024	41.8		2.0		12.7		56.5

At 31 December 2023	44.2		2.0		9.8		56.0
1.Customer relationships, with a net book value of $41.8m (2023: $44.2m), mainly relate to the acquisitions of RCG $1.6m (2023: $2.0m), Volcap $3.7m (2023: $4.2m), XFA
$3.0m (2023: $3.5m), Eagle Commodities $4.3m (2023: $5.2m), Cowen's Prime Service and Outsourced Trading Business $21.5m (2023: $24.4m) and GMN $2.2m (2023:
$2.6m). The remaining amortisation periods are 3.25 years for RCG, 5.75 years for Volcap, 5 years for XFA, 7.4 years for Eagle Commodities, 8 years for Cowen's Prime
Service and Outsourced Trading Business and 7.4 years for GMN.
The Group reviews all intangible assets for indicators of impairment as at 31 December each year.
Both internal and external sources of information are considered when assessing whether indications exists that an asset may be impaired. As at 31 December 2024, an impairment trigger was identified when assessing expected cash flows relating to acquired customer relationships, which resulted in the carrying amount thereof being tested for impairment. No indicators of impairment were identified during 2023.
The recoverable amount of the intangible was based on the asset's value in use which exceeded its recognised carrying amount thus no impairment recognised.
The value in use was calculated over the remaining useful life of the intangible. The useful life of the intangible was determined at acquisition based on historical customer attrition rates.The forecasted customer attrition rates were calculated by using the attrition rates for Prime Brokerage and Outsourced
Trading which are 10% and 20% respectively. The estimated useful life of  Prime Brokerage and
Outsourced Trading customers is 10 and 7 years respectively. The customer attrition rates have an impact on revenue and costs as the revenue and costs decrease in line with the customer attrition rates. As a result of using the customer attrition rates to forecast revenue and costs, there was no need for a long term growth rate to be used in the value in use.
Revenue is forecast to grow by 5% in 2025, 3% in 2026 and 2% over the remaining useful life. The growth is calculated after taking into account the customer attrition rates. The increase in 2025 is driven by synergistic benefits from the intangible being purchased in 2023 and the increase in 2026 aligns with global growth estimates.
The discount rate represents the current market assessment of the risks specific to the CGU to which the asset is allocated and is based on the market assessment of the weighted average cost of capital derived from observable inputs at the valuation date.
The following inputs represent key assumptions used to determine the value in use:

	Pre-tax valuation discount rate	Breakeven discount rate	Valuation revenue growth rate	Breakeven revenue growth rate	Breakeven attrition rate	Valuation cost growth rate	Breakeven cost growth rate
Customer Relationships	17.0%	80.0%	2.4%	(10.9%)	27.4%	2.6%	20.6%
Other key assumptions relate to the cost growth rate, with total direct costs forecast to grow at 5%
for the first 2 years and 2% over the remaining useful life in line with the global headline inflation forecast.
The cost growth is calculated after taking into account the customer attrition rates.